Organization - Additional Information (Detail) $ in Thousands		9 Months Ended	12 Months Ended
	Sep. 16, 2021	Sep. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)
Cash and cash equivalents		$ 1,739,056	$ 380,801	$ 471,057	$ 495,287
Proceeds from the business combination, net		1,509,600
Accumulated deficit		$ 697,269	$ 467,878		$ 341,269
Shares exchange ratio	49.080452		49.080452